Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The table below presents the final purchase price allocation (in millions):

December 31, 2015
Cash	$32
Accounts receivable	120
Prepayments and other	3
Property, plant and equipment	1,695
Intangibles	1,008
Goodwill	121
Investment in unconsolidated affiliates	59
Other noncurrent assets	25
Accounts payable	(56)
Other current liabilities	(53)
Other noncurrent liabilities	(5)
Noncontrolling interest	(433)
Total purchase price	$2,516

Acquisition
Business Acquisition, Financial Information
The following are the results of the West Coast Logistics Assets operations, prior to the West Coast Logistics Assets respective acquisitions’ dates on July 1, 2014 and September 30, 2014, for the years ended December 31, 2014 and 2013. The results of the West Coast Logistics Assets, subsequent to each respective acquisition date, have been included in TLLP’s consolidated results.

	Years Ended December 31,
	2014	2013
	(In millions)
Revenues	$6	$8
Total costs and expenses	(10)	(15)
Net loss	$(4)	$(7)

Rockies Natural Gas Business Acquisition
Acquisition
Business Acquisition, Pro Forma Information
The unaudited pro forma financial information below reflects adjustments to exclude $8 million of nonrecurring accelerated amortization of certain QEPFS deferred issuance costs and the $33 million of transaction costs as a result of the Rockies Natural Gas Business Acquisition for the year ended December 31, 2014.

	Years Ended December 31,
	2014	2013
	(In millions, except per unit amounts)
Revenues	$936	$689
Net earnings	101	55
Net earnings attributable to partners	106	105

Net earnings per limited partner unit:
Common - basic and diluted	$0.77	$1.23
Subordinated - basic and diluted	$1.13	$1.39

Northwest Products System
Acquisition
Business Acquisition, Pro Forma Information
The amounts presented below have not been adjusted to include the pro forma results of the Rockies Natural Gas Business Acquisition:

Year Ended December 31, 2013
(In millions, except per unit amounts)
Revenues	$335
Net earnings	23
Net earnings attributable to partners	84

Net earnings per limited partner unit:
Common - basic	$1.56
Common - diluted	$1.56
Subordinated - basic and diluted	$1.46

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